Note 5 - Equity - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Balances			$ 28,036	$ 12,299
Issuance of ordinary shares			13,345	89,443
Share-based compensation			5,193	8,756
Foreign currency translation gain (loss)	$ 169	$ (1)	104	(5)
Net loss	(12,787)	(14,875)	(26,868)	(62,587)
Balances	19,810	47,906	19,810	47,906
Common Stock [Member]
Balances			2	2
Issuance of ordinary shares
Share-based compensation
Foreign currency translation gain (loss)
Net loss
Balances	2	2	2	2
Additional Paid-in Capital [Member]
Balances			151,147	44,369
Issuance of ordinary shares			13,345	89,443
Share-based compensation			5,191	7,331
Foreign currency translation gain (loss)
Net loss
Balances	169,683	141,143	169,683	141,143
Retained Earnings [Member]
Balances			(123,891)	(32,128)
Issuance of ordinary shares
Share-based compensation
Foreign currency translation gain (loss)
Net loss			(25,822)	(60,737)
Balances	(149,713)	(92,865)	(149,713)	(92,865)
AOCI Attributable to Parent [Member]
Balances			(182)	(91)
Issuance of ordinary shares
Share-based compensation
Foreign currency translation gain (loss)			82	(3)
Net loss
Balances	(100)	(94)	(100)	(94)
Noncontrolling Interest [Member]
Balances			960	147
Issuance of ordinary shares
Share-based compensation			2	1,425
Foreign currency translation gain (loss)			22	(2)
Net loss			(1,046)	(1,850)
Balances	$ (62)	$ (280)	$ (62)	$ (280)